Note 1 - Organization and Nature of Operations (Details) (Weidian [Member])	0 Months Ended
Jan. 18, 2011
Weidian [Member]
Note 1 - Organization and Nature of Operations (Details) [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%